SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details - Concentrations) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Customer A [Member]
Product Information [Line Items]
Concentration percentage	22.01%	16.37%
Customer B [Member]
Product Information [Line Items]
Concentration percentage	56.98%	59.53%
Customer C [Member]
Product Information [Line Items]
Concentration percentage	20.75%	16.30%
All Customers [Member]
Product Information [Line Items]
Concentration percentage	99.74%	92.20%